UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2016 (Unaudited)

Common Stocks--97.5%	Shares		Value ($)
Australia--4.0%
Ansell	330,398		4,712,093
BT Investment Management	471,883		3,588,988
Challenger	639,084		3,632,472
Fairfax Media	7,898,620		4,991,296
Qantas Airways	1,405,021	a	3,883,966
Vicinity Centres	3,963,262		8,232,497
			29,041,312
Austria--.6%
Zumtobel Group	202,947		4,212,149
Belgium--.6%
Galapagos	79,538	a	4,041,872
Brazil--.8%
Aperam	175,691	a	5,507,697
Canada--5.7%
Artis Real Estate Investment Trust	737,280		6,357,586
Canadian Apartment Properties REIT	246,619		5,265,454
Cogeco Communications	78,027		3,522,884
Constellation Software	9,810		3,571,347
DH	165,448		3,716,645
Entertainment One	2,624,441		5,590,143
Gran Tierra Energy	2,884,426	a	6,588,738
Lundin Mining	1,364,110	a	3,378,872
WSP Global	133,025		3,822,961
			41,814,630
Denmark--.5%
DFDS	98,878		3,527,538
France--6.1%
Alten	106,117		5,980,659
Atos	106,910		8,493,301
Eiffage	62,364		4,302,698
Gaztransport Et Technigaz	75,426		2,824,724
JCDecaux	58,400		2,301,381

Korian	106,834		3,612,572
Lagardere	164,291		4,701,401
SCOR	131,976		4,606,906
Teleperformance	92,527		7,716,629
			44,540,271
Germany--5.6%
Aareal Bank	198,606		5,428,466
Gerresheimer	68,329		4,826,350
Nordex	144,779	a	4,673,442
Rheinmetall	88,000		6,294,616
STADA Arzneimittel	89,016		3,076,930
Stroeer Media	122,840		7,256,264
TAG Immobilien	311,518		3,663,880
Zalando	163,526	a,b	5,619,445
			40,839,393
Hong Kong--1.5%
Dah Sing Financial	1,152,800		5,430,439
EVA Precision Industrial Holdings	12,840,000		1,809,795
Johnson Electric Holdings	1,196,500		3,540,150
			10,780,384
Ireland--3.1%
DCC	47,606		3,688,313
Greencore Group	1,073,342		5,966,278
ICON	112,685	a	7,445,098
Smurfit Kappa Group	261,234		5,670,621
			22,770,310
Israel--1.5%
Bezeq The Israeli Telecommunication	2,580,833		5,593,172
Elbit Systems	62,541		5,358,852
			10,952,024
Italy--5.0%
A2A	6,376,525		7,621,542
Anima Holding	807,938	b	5,973,016
Banco Popolare	468,183	a	4,353,155
Finmeccanica	320,163	a	3,811,404
Prysmian	273,347		5,635,923
Saras	2,164,354	a	4,517,523
Societa Iniziative Autostradali e Servizi	492,645		4,667,751

			36,580,314
Japan--22.1%
Ain Pharmaciez	174,600		7,880,151
Air Water	418,000		6,648,221
Alpine Electronics	518,200		5,884,932
Chiba Bank	1,232,000		7,610,678
CKD	633,900		5,933,371
Daicel	554,200		8,135,856
Data Communication System	205,000		4,263,171
DeNA	353,000		5,094,460
Ebara	1,556,000		6,882,167
Goldcrest	333,700		5,602,370
Haseko	649,100		6,797,653
Hitachi Kokusai Electric	309,000		3,733,358
Ichigo	744,000		2,570,063
Japan Aviation Electronics Industry	190,000		1,911,083
Lion	839,000		7,777,950
Makino Milling Machine	493,000		3,235,898
Nifco	182,200		8,836,362
Nippon Shokubai	45,600		2,979,899
Nippon Signal	485,900		4,666,196
Sanwa Holdings	1,078,100		7,667,079
Sawai Pharmaceutical	75,900		5,269,427
Shikoku Electric Power	261,900		3,798,910
Skylark	375,800		4,341,384
Start Today	117,700		3,747,688
Tadano	309,000		3,097,930
Takasago Thermal Engineering	299,900		4,003,003
Tokai Rika	284,700		6,978,287
Tokai Tokyo Securities	609,300		3,427,043
Tokyo Seimitsu	159,400		3,419,839
Tokyo Steel Manufacturing	831,300		5,837,557
Tsubakimoto Chain	531,000		3,794,999
			161,826,985
Netherlands--2.8%
AerCap Holdings	107,178	a	3,291,436
Corbion	174,861		3,900,826
Euronext	152,860	b	7,423,520

TKH Group	163,286		6,086,767
			20,702,549
New Zealand--1.8%
Air New Zealand	2,561,709		4,908,172
Sky Network Television	1,000,838		2,969,139
Spark New Zealand	2,608,757		5,706,874
			13,584,185
Norway--.6%
Storebrand	1,041,636	a	4,226,347
Singapore--2.8%
ComfortDelGro	1,596,300		3,194,688
IGG	5,964,000		2,758,736
Mapletree Industrial Trust	6,138,600		6,632,103
Mapletree Logistics Trust	12,087,500		8,005,401
			20,590,928
South Korea--3.6%
DGB Financial Group	268,525		2,009,268
Dongbu Insurance	74,029		4,222,763
Hyundai Wia	43,247	a	3,841,088
LF	139,887		3,043,471
Osstem Implant	86,874	a	6,031,789
S-Oil	55,826		3,676,540
Soulbrain	106,711		3,382,388
			26,207,307
Spain--4.2%
Almirall	203,929		3,926,755
Distribuidora Internacional de Alimentacion	984,950	a	5,334,514
Enagas	140,124		4,083,286
Ence Energia y Celulosa	913,224		2,936,941
Liberbank	2,239,855	a	3,127,634
Mediaset Espana Comunicacion	529,943		5,180,511
Merlin Properties Socimi	484,453		5,659,170
Talgo	51,349	b	284,997
			30,533,808
Sweden--1.3%
Boliden	292,702		4,066,042
Elekta, Cl. B	491,682		3,659,233
HALDEX AB	247,303		2,139,741

			9,865,016
Switzerland--6.4%
Actelion	27,994	a	3,702,898
Adecco	109,140	a	6,737,159
Aryzta	129,379	a	5,915,721
Baloise Holding	60,604		7,417,083
Gategroup Holding	180,412	a	6,682,536
Julius Baer Group	174,208	a	7,393,044
Swiss Life Holding	36,733	a	9,340,524
			47,188,965
United Kingdom--15.7%
Bellway	200,460		7,962,378
Britvic	704,347		7,277,130
Card Factory	1,023,967		5,099,272
Close Brothers Group	356,802		6,575,015
Dialog Semiconductor	185,695	a	5,660,865
Galliford Try	249,472		5,302,567
Genel Energy	534,206	a	805,735
GKN	1,120,911		4,466,662
Halma	519,717		6,226,641
Jimmy Choo	2,137,276	a	4,218,593
John Wood Group	420,516		3,887,743
Jupiter Fund Management	1,016,968		6,060,192
Keller Group	443,811		5,188,418
Londonmetric Property	3,098,735		7,168,544
Man Group	3,316,105		7,778,098
Merlin Entertainments	1,070,821	b	6,340,316
Micro Focus International	256,396		5,078,649
Regus	837,118		3,542,210
Rentokil Initial	2,356,566		5,278,775
RPC Group	469,100		5,021,247
Spire Healthcare Group	1,389,839	b	6,443,248
			115,382,298
United States--1.2%
iShares MSCI EAFE Small-Cap ETF	191,923		8,987,754
Total Common Stocks
(cost $766,105,474)			713,704,036

Preferred Stocks--1.1%
Germany
Jungheinrich
(cost $7,023,345)	101,398	8,083,900

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,252,099)	8,252,099 [c]	8,252,099
Total Investments (cost $781,380,918)	99.7%	730,040,035
Cash and Receivables (Net)	.3%	2,036,558
Net Assets	100.0%	732,076,593

ETF -- Exchange-Traded Fund
REIT -- Real Estate Investment Trust

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $32,084,542 or 4.4% of net assets.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $51,340,883 of which $29,873,245 related to appreciated investment securities and $81,214,128 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income taxpurposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.2
Industrial	22.2
Consumer Discretionary	15.5
Information Technology	8.8
Health Care	7.8
Materials	7.8
Consumer Staples	5.5
Energy	3.0
Utilities	2.1
Telecommunication Services	1.5
Exchange-Traded Funds	1.2

Money Market Investment	1.1
99.7
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost	Value ($)	(Depreciation) ($)
Purchases:
Canadian Dollar,
Expiring
2/2/2016	a 1,256,439	897,232	896,880	(352)

Sales:		Proceeds ($)
Euro,
Expiring
2/2/2016	b 122,995	133,316	133,240	76

Gross Unrealized Appreciation				76
Gross Unrealized Depreciation				(352)

Counterparties:
a	Bank of America
b	Goldman Sachs International

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	10,736,534	693,979,748	††	-	704,716,282
Equity Securities - Foreign Preferred Stocks†	-	8,083,900	††	-	8,083,900
Exchange-Traded Funds	8,987,754	-		-	8,987,754
Mutual Funds	8,252,099	-		-	8,252,099
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	76		-	76
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(352)		-	(352)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)